Material Accounting Policies - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Cash restricted by asset-backed securitizations	$ 45,880	$ 35,870
Other restricted cash	389	382
Current asset	11,426	11,195
Non-current asset	34,843	25,057
Total restricted cash	$ 46,269	$ 36,252